Long Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long Term Liabilities to Banks and Others [Line Items]
Long-term liabilities	$ 179,317	$ 155,583
Current maturities	43,701	40,054
Total long-term liabilities net of current maturities	$ 135,616	115,529
NIS (Unlinked) [Member]
Long Term Liabilities to Banks and Others [Line Items]
Linkage Basis	NIS (Unlinked)
Long-term liabilities	$ 175,592
Current maturities	42,839
Total long-term liabilities net of current maturities	$ 132,753	115,529
NIS (Unlinked) [Member] | Bottom of range [member]
Long Term Liabilities to Banks and Others [Line Items]
Interest rate	2.50%
NIS (Unlinked) [Member] | Top of range [member]
Long Term Liabilities to Banks and Others [Line Items]
Interest rate	5.81%
USD (Unlinked) [Member]
Long Term Liabilities to Banks and Others [Line Items]
Linkage Basis	USD (Unlinked)
Long-term liabilities	$ 3,725
Current maturities	862
Total long-term liabilities net of current maturities	$ 2,863
USD (Unlinked) [Member] | Bottom of range [member]
Long Term Liabilities to Banks and Others [Line Items]
Interest rate	2.00%
USD (Unlinked) [Member] | Top of range [member]
Long Term Liabilities to Banks and Others [Line Items]
Interest rate	5.00%